Vessels	6 Months Ended
Jun. 30, 2016
Vessels [Abstract]
Vessels

3.Vessels

Acquisitions

On May 16, 2016 and on June 27, 2016, the Company took delivery of the VLCC Ulysses and the aframax tanker Elias Tsakos, for $99,820 and $55,163, respectively. During the first six months of 2015, there were no vessel acquisitions.

Held for sale

At June 30, 2016, and December 31, 2015, the suezmax tankers Eurochampion 2004 and Euronike were classified as held for sale.